SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF ANTIDILUTIVE SECURITIES OF EARNINGS PER SHARE

	June 30, 2021	December 31, 2020
Stock Warrants (Exercise price - $0.001- $0.25/share)	53,911,463	49,120,917
Stock Options (Exercise price - $0.1150/Share)	26,802,500	27,340,000
Convertible Debt	33,776,762	-
Convertible Preferred Stock	2	2
Total	114,490,727	76,460,919

The computation of basic and diluted loss per share for December 31, 2020 and 2019 excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	December 31, 2020	December 31, 2019
Stock Warrants (Exercise price - $0.001- $0.16/share)	49,120,917	57,995,917
Stock Options (Exercise price - $0.1150/Share)	27,340,000	-
Convertible Preferred Stock	2	2
Total	76,460,919	57,995,919

SCHEDULE OF FAIR VALUE OF FINANCIAL INSTRUMENTS
	June 30, 2021	December 31, 2020
Level 1	$-	$-
Level 2	$-	$-
Level 3	$-	$-
Total	$-	$-

	December 31, 2020	December 31, 2019
Level 1	$-	$-
Level 2	$-	$-
Level 3	$-	$-
Total	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The net deferred tax liability in the accompanying balance sheets includes the following amounts of deferred tax assets and liabilities:

	2020	2019
Expected income tax (recovery) expense at the statutory rate of 21%	$(1,043,948)	$(610,845)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)	608,152	142,167
Change in valuation allowance	435,795	468,678

Provision for income taxes	$-	$-

SCHEDULE OF COMPONENTS DEFERRED INCOME TAXES

The components of deferred income taxes are as follows:

	Years Ended December,
	2020	2019
Deferred tax liability:	$-	$-
Deferred tax asset
Net Operating Loss Carryforward	3,815,336	3,379,542
Valuation allowance	(3,815,336)	(3,379,542)
Net deferred tax asset	-	-
Net deferred tax liability	$-	$-